Earnings per Share - anti-dilutive - (Details)	12 Months Ended
Dec. 31, 2022 shares
Earnings per Share
Total anti-dilutive features	4,466
Stock Options
Earnings per Share
Total anti-dilutive features	1,376
Warrants
Earnings per Share
Total anti-dilutive features	3,090